Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Repurchase of common shares
Number of common shares repurchased (in shares)	19.0	20.4	26.4
Weighted-average price per share (in dollars per share)	$ 104.99	$ 98.27	$ 75.85
Amount of repurchase	$ 2,000	$ 2,000	$ 2,000
Share Repurchase Program (10/30/2018 - 01/31/2019) [Member]
Repurchase of common shares
Common shares approved for repurchase (in shares)	5.5
Number of common shares repurchased (in shares)	2.6